AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

05001250

1- 32428

American Stock Exchange
86 Trinity Place
New York, NY 10006

Cert Amx

RECD S.E.C.
FEB 14 2005
083

February 11, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
FEB 16 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on February 11, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Tarpon Industries, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock at no par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl